UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2009

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Pamet Capital Management, L.P.
Address:              222 Berkeley Street, 22nd Floor
                      Boston, MA 02116

Form 13F File Number: 028-11903

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Jason Price
Title:                Chief Financial Officer
Phone:                (617) 646-6100

Signature, Place, and Date of Signing:

/s/ Jason Price                   Boston, MA               November 13, 2009
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          None

List of Other Included Managers:            N/A

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:     912,529
                                            (x$1000)

                                     FORM 13F INFORMATION TABLE
                                     NAME OF REPORTING MANAGER:
                                   PAMET CAPITAL MANAGEMENT, L.P.
                                           As of 09/30/09

  Column 1                    Column 2      Column 3   Column 4         Column 5        Column 6     Column 7      Column 8

                                                                  Shares or
  Name of                     Title of       CUSIP      Value     Principal  SH/ PUT/   Investment    Other         Voting
  Issuer                       Class         Number    (x$1,000)  Amount     PRN CALL   Discretion   Managers      Authority

                                                                                                                Sole   Shared  None

ARBITRON INC                  COM            03875Q108    66,592   3,207,709 SH          SOLE                   3,207,709
CLEAR CHANNEL OUTDOOR HLDGS   CL A           18451C109    23,220   3,317,090 SH          SOLE                   3,317,090
CROWN CASTLE INTL CORP        COM            228227104   252,359   8,047,153 SH          SOLE                   8,047,153
DISH NETWORK CORP             CL A           25470M109    83,883   4,355,300 SH          SOLE                   4,355,300
GENTEK INC                    COM NEW        37245X203    69,838   1,835,898 SH          SOLE                   1,835,898
LIBERTY MEDIA CORP NEW        INT COM SER A  53071M104   143,430  13,074,750 SH          SOLE                  13,074,750
MCGRAW HILL COS INC           COM            580645109    50,837   2,022,146 SH          SOLE                   2,022,146
MOHAWK INDS INC               COM            608190104    74,750   1,567,405 SH          SOLE                   1,567,405
NEWCASTLE INVT CORP           COM            65105M108     7,793   2,623,897 SH          SOLE                   2,623,897
PENNYMAC MTG INVT TR          COM            70931T103    22,769   1,143,600 SH          SOLE                   1,143,600
SLM CORP                      COM            78442P106    68,787   7,888,407 SH          SOLE                   7,888,407
TAL INTL GROUP INC            COM            874083108    33,661   2,367,192 SH          SOLE                   2,367,192
WINTHROP RLTY TR              SH BEN INT NEW 976391300    14,610   1,499,998 SH          SOLE                   1,499,998
